Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
June 30, 2019
Liabilities
Contingent consideration	$(853)	(1)	$—	$(2,170)	(2)	$(3,023)
Deferred compensation plan	(6,424)		—	—		(6,424)
Total	$(7,277)		$—	$(2,170)		$(9,447)
__________________
(1) Represents the fair value of the contingent consideration liability related to the stock consideration collar associated with the acquisition of BAV. Reported as other current liabilities in the condensed consolidated balance sheets. See note 4.
(2) Represents the fair value of the contingent consideration liability related to the achievement of certain performance targets associated with the acquisition of BAV. Reported as other noncurrent liabilities in the condensed consolidated balance sheets. See note 4.

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2018
Liabilities
Deferred compensation plan	(10,574)	—	—	(10,574)
Total	$(10,574)	$—	$—	$(10,574)

The following tables present our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2018
Liabilities
Deferred compensation plan	$(10,574)	$—	$—	$(10,574)
Total	$(10,574)	$—	$—	$(10,574)

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2017
Liabilities
Contingent consideration	$—	$—	$(2,262)	$(2,262)	(1)
Deferred compensation plan	(19,259)	—	—	(19,259)
Total	$(19,259)	$—	$(2,262)	$(21,521)
__________________
(1) Reported as “due to affiliates” in the consolidated balance sheets.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables presents the rollforward of our Level 3 contingent consideration liability (in thousands):

Contingent Consideration Liability (1)
Balance at December 31, 2018	$—
Acquisitions	(1,384)
Gains (losses) included in earnings (2)	(786)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance at June 30, 2019	$(2,170)
__________________

(1)
Includes JSAV’s contingent consideration associated with the acquisition of BAV in March of 2019, which is carried at fair value in the condensed consolidated balance sheets within “other liabilities, noncurrent.” The fair value was estimated using significant inputs that are not observable in the market and thus represent Level 3 fair value measurements. The significant inputs in the Level 3 measurement of the contingent consideration include the timing and amount of the ultimate payout based on our estimate of BAV operating performance during the earn-out period, calculated in accordance with the applicable agreement, and the risk adjusted discount rate used to discount the future payment.

(2)	Reported as “other” operating expense in the condensed consolidated statements of operations.

The following table presents our rollforward of our Level 3 contingent consideration liability (in thousands):

Contingent Consideration Liability (1)
Balance at December 31, 2016	$—
Acquisitions	(1,196)
Gains (losses) included in earnings (2)	(1,066)
Dispositions and settlements	—
Transfers into/out of Level 3	—
Balance at December 31, 2017	$(2,262)
Acquisitions	—
Gains (losses) included in earnings (2)	(338)
Dispositions and settlements	2,600
Transfers into/out of Level 3	—
Balance at December 31, 2018	$—

__________________
(1) Includes Ashford Inc.’s contingent consideration associated with the acquisition of J&S, which is carried at fair value in the consolidated balance sheet as of December 31, 2017 within “due to affiliates.” The liability was settled in the third quarter of 2018. The fair value was estimated using significant inputs that are not observable in the market and thus represent Level 3 fair value measurements. The significant input in the Level 3 measurement of the contingent consideration is the risk adjusted discount rate used to discount the future payment.
(2) Reported as “other” operating expense in the consolidated statements of operations.

Effect of Fair Value Measured Liabilities on Statements of Operations and Comprehensive Income (Loss)
The following table summarizes the effect of fair value measured assets and liabilities on the condensed consolidated statements of operations (in thousands):

	Three Months Ended June 30,				Six Months Ended June 30,
	2019		2018		2019		2018
Liabilities
Contingent consideration	(1,621)	(1)	(346)	(2)	(1,639)	(1)	(559)	(2)
Deferred compensation plan (3)	4,817		6,375		4,077		5,814
Total	$3,196		$6,029		$2,438		$5,255
__________________

(1)
Represents the changes in fair value of the contingent consideration liabilities related to the achievement of certain performance targets and stock consideration collar associated with the acquisition of BAV reported as a component of “other operating expense” in the condensed consolidated statements of operations. See note 4.

(2)
Represents the accretion of contingent consideration associated with the acquisition JSAV in November of 2017, which was settled in the third quarter of 2018. Reported as “other operating expense” in the condensed consolidated statements of operations.

(3)	Reported as a component of “salaries and benefits” in the condensed consolidated statements of operations.

The following table summarizes the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized
	Year Ended December 31,
	2018	2017	2016
Assets
Derivative assets:
Equity put options	$—	$—	$(2,829)
Equity call options	—	—	1,961
Options on futures contracts	—	(91)	(228)

Non-derivative assets:
Equity securities	—	—	(7,213)
U.S. treasury securities	—	—	479
Total	—	(91)	(7,830)
Liabilities
Derivative liabilities:
Short equity put options	—	—	2,147
Short equity call options	—	—	(1,944)
Non-derivative liabilities:
Equity securities	—	—	(160)
Contingent consideration	(338)	(1,066)	—
Deferred compensation plan	8,444	(10,410)	2,127
Total	8,106	(11,476)	2,170
Net	$8,106	$(11,567)	$(5,660)
Total combined
Unrealized gain (loss) on investments (1)	$—	$203	$2,326
Realized gain (loss) on investments	—	(294)	(10,113)
Contingent consideration (2)	(338)	(1,066)	—
Deferred compensation plan (3)	8,444	(10,410)	2,127
Net	$8,106	$(11,567)	$(5,660)
________

(1)	Includes unrealized gain (loss) associated with investments in unconsolidated entities and reported as “unrealized gain (loss) on investments” in the consolidated statements of operations.

(2)
Represents the accretion of contingent consideration associated with the acquisition of J&S settled in the third quarter of 2018. Reported as a component of “other operating expense” in the consolidated statements of operations.

(3)	Reported as a component of “salaries and benefits” in the consolidated statements of operations.